SCHEDULE OF OTHER INCOME EXPENSES (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Government grant				$ 178,124	$ 48,000
Bank interest income	$ 1,292	$ 38,676	44,840	22,995	441
Finance costs	(401,922)	(232,971)	(656,689)	(246,262)	(179,651)
Gain on disposal of intangible assets			6,145,711
Share of net return to an investment partner	(165,267)
Others	293,316	1,000
Gain on investment on event projects	532		806,606
Gain/(Loss) on early termination of leases				2,539	(7,480)
Sales of concert tickets and others			411,593
Other income/(expenses)	$ (272,049)	$ (193,295)	$ 6,752,061	$ (42,604)	$ (138,690)